UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:              Westport Asset Management, Inc.
Address:           253 Riverside Avenue
                   Westport, CT 06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601
Signature, Place, and Date of Signing:

       Ronald H. Oliver       Westport, Connecticut        November 6, 2009
       ----------------       ---------------------        ----------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total (x$1,000): $ 830,968


List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105    29,578    1,348,142  SH         Defined  1             1,158,327  189,815
Airgas, Inc.                        COM       009363102     1,954       40,400  SH         Defined                   40,400
Amphenol Corp.                      COM       032095101       301        8,000  SH         Defined                             8,000
Arbitron, Inc.                      COM       03875Q108     1,426       68,669  SH         Defined                   68,669
Arthur J. Gallagher & Company       COM       363576109    12,154      498,708  SH         Defined                  428,708   70,000
Baldor Electric Company             COM       057741100    13,442      491,677  SH         Defined  1               426,877   64,800
Bank of Florida Corp.               COM       062128103       155       65,200  SH         Defined                   65,200
Banner Corporation                  COM       06652V109       855      313,145  SH         Defined                  313,145
Berry Petroleum Co.                 COM       085789105     4,290      160,200  SH         Defined  1               140,200   20,000
Big Lots, Inc.                      COM       089302103    58,820    2,350,918  SH         Defined  1             2,151,793  199,125
Brown & Brown, Inc.                 COM       115236101    14,640      764,092  SH         Defined  1               579,092  185,000
C&D Technologies, Inc.              COM       124661109     1,550      720,780  SH         Defined  1               720,780
CACI International, Inc.            COM       127190304     2,014       42,600  SH         Defined  1                         42,600
CVS/Caremark Corp.                  COM       126650100       358       10,020  SH         Defined                            10,020
Charles River Laboratories Int      COM       159864107     2,106       56,960  SH         Defined                   56,960
Checkpoint Systems, Inc.            COM       162825103    34,777    2,115,383  SH         Defined  1             1,953,454  161,929
Chicago Bridge & Iron Company       COM       167250109     4,577      245,000  SH         Defined                  225,000   20,000
Columbia Banking System, Inc.       COM       197236102     2,631      158,980  SH         Defined                  158,980
Comstock Resources, Inc.            COM       205768203    18,066      450,754  SH         Defined  1               450,754
Con-way Inc.                        COM       205944101       337        8,800  SH         Defined                    8,800
ConocoPhillips                      COM       20825C104     4,516      100,000  SH         Defined                  100,000
Corinthian Colleges, Inc.           COM       218868107    26,368    1,420,688  SH         Defined  1             1,420,688
Darden Restaurants, Inc.            COM       237194105     9,649      282,715  SH         Defined  1               282,715
DeVry, Inc.                         COM       251893103    83,765    1,514,196  SH         Defined  1             1,422,596   91,600
Del Monte Foods Company             COM       24522P103     2,159      186,420  SH         Defined                  186,420
Devon Energy Corp.                  COM       25179M103    12,137      180,256  SH         Defined                  173,772    6,484
EMS Technologies, Inc.              COM       26873N108     7,121      342,007  SH         Defined  1               284,415   57,592
Fairchild Semiconductor Corp.       COM       303726103     2,491      243,500  SH         Defined                  243,500
Forest Oil Corp.                    COM       346091705     8,731      446,166  SH         Defined  1               412,282   33,884
Gaylord Entertainment Company       COM       367905106     6,445      320,632  SH         Defined                  320,632
General Communication, Inc. -       COM       369385109    10,832    1,579,073  SH         Defined  1             1,192,358  386,715
Haynes International, Inc.          COM       420877201     4,118      129,424  SH         Defined  1               129,424
ITT Educational Services, Inc.      COM       45068B109    53,421      483,843  SH         Defined  1               429,743   54,100
Jack Henry & Associates, Inc.       COM       426281101     8,201      349,408  SH         Defined  1               249,408  100,000
John Wiley & Sons, Inc.             COM       968223206     3,231       92,900  SH         Defined  1                82,900   10,000
KBR, Inc.                           COM       48242W106    11,622      499,010  SH         Defined  1               429,010   70,000
Kinetic Concepts, Inc.              COM       49460W208    14,808      400,440  SH         Defined  1               322,440   78,000
Lincare Holdings, Inc.              COM       532791100     3,875      124,000  SH         Defined  1                14,000  110,000
Lydall, Inc.                        COM       550819106       888      168,900  SH         Defined                  168,900
Nat.West.Life Ins.                  COM       638522102    24,588      139,721  SH         Defined                  139,721
North Valley Bancorp                COM       66304M105       461      158,885  SH         Defined                   89,585   69,300
Orient Express Hotels Ltd. - C      COM       G67743107     9,487      824,223  SH         Defined  1               650,323  173,900
Owens & Minor, Inc.                 COM       690732102    33,575      742,000  SH         Defined                  703,400   38,600
Parametric Technology Corp.         COM       699173209     9,900      716,378  SH         Defined  1               572,502  143,876
Parker Drilling                     COM       701081101       778      142,500  SH         Defined  1                        142,500
People's United Financial, Inc      COM       712704105     1,103       70,899  SH         Defined                   70,899
Perkin Elmer, Inc.                  COM       714046109     1,583       82,300  SH         Defined                   82,300
Plains Exploration & Productio      COM       726505100    27,074      978,799  SH         Defined  1               963,681   15,118
Praxair, Inc.                       COM       74005P104       327        4,000  SH         Defined                             4,000
Precision Castparts Corp.           COM       740189105       407        4,000  SH         Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107       447      137,041  SH         Defined  1                45,276   91,765
Pres.Realty B                       COM       741004204        62       86,200  SH         Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105     3,171       91,161  SH         Defined                   44,974   46,187
Psychiatric Solutions Inc.          COM       74439H108     5,432      203,000  SH         Defined  1               203,000
QLogic Corp.                        COM       747277101     5,005      291,000  SH         Defined  1               111,000  180,000
Rogers Corp.                        COM       775133101    21,043      702,119  SH         Defined  1               601,119  101,000
Ross Stores, Inc.                   COM       778296103    15,708      328,821  SH         Defined                  328,821
Ruby Tuesday, Inc.                  COM       781182100     4,297      510,300  SH         Defined  1               365,500  144,800
Saks, Inc.                          COM       79377w108     8,839    1,296,050  SH         Defined  1             1,032,450  263,600
Smith International, Inc.           COM       832110100     1,278       44,535  SH         Defined  1                44,535
Southwestern Energy Company         COM       845467109    14,362      336,500  SH         Defined                  336,500
Sterling Financial Corp.            COM       859319105       411      205,300  SH         Defined                  205,300
Stone Energy Corp.                  COM       861642106     1,406       86,206  SH         Defined  1                         86,206
Synopsys, Inc.                      COM       871607107     8,577      382,561  SH         Defined  1               378,561    4,000
TJX Companies                       COM       872540109    15,629      420,700  SH         Defined                  420,700
The South Financial Group, Inc      COM       837841105     4,744    3,227,505  SH         Defined  1             2,730,322  497,183
Thermo Fisher Scientific Inc.       COM       883556102     8,970      205,400  SH         Defined                  182,000   23,400
Timberland Bancorp.                 COM       887098101       592      127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103    16,686    1,152,359  SH         Defined  1             1,122,359   30,000
United Rentals, Inc.                COM       911363109       557       54,100  SH         Defined                   40,100   14,000
Universal Health Services, Inc      COM       913903100    41,733      673,868  SH         Defined                  625,918   47,950
Vishay Intertechnology, Inc.        COM       928298108     2,642      334,467  SH         Defined                  284,467   50,000
Volt Information Sciences, Inc      COM       928703107       512       41,869  SH         Defined                   20,755   21,114
Webster Financial Corp.             COM       947890109     3,582      287,288  SH         Defined                  286,188    1,100
Willis Group Holdings Ltd           COM       G96655108    47,847    1,695,515  SH         Defined  1             1,466,900  228,615
Young Broadcasting, Inc.            COM       987434107        10    1,003,100  SH         Defined                1,003,100
iShares Russell 2000 Index Fun      COM       464287655     9,322      154,743  SH         Defined                  154,743
First National Bancshares, Inc      convpref  32111B203       410      100,000  SH         Defined                  100,000
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